DEFERRED INCOME TAXES - Net Deferred Income Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets	€ 162	€ 193
Deferred income tax liabilities	(14)	(10)
Net deferred income tax assets	€ 148	€ 183